Shareholder Report, Holdings (Details)	Sep. 30, 2025
C000006082 [Member] | CubeSmart [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[1]
C000006082 [Member] | MasTec Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[1]
C000006082 [Member] | ExlService Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[1]
C000006082 [Member] | Reinsurance Group of America Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[1]
C000006082 [Member] | Kimco Realty Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[1]
C000006082 [Member] | Comfort Systems U S A Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[1]
C000006082 [Member] | Pinnacle Financial Partners Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[1]
C000006082 [Member] | Performance Food Group Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[1]
C000006082 [Member] | First Industrial Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[1]
C000006082 [Member] | Flex Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[1]
C000006082 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[2]
C000006082 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%	[2]
C000006082 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%	[2]
C000006082 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[2]
C000006082 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[2]
C000006082 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%	[2]
C000006082 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[2]
C000006082 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%	[2]
C000006082 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%	[2]
C000006082 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[2]
C000006082 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[2]
C000006082 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[2]
C000006082 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[2]
C000006079 [Member] | CubeSmart [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[3]
C000006079 [Member] | MasTec Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[3]
C000006079 [Member] | ExlService Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[3]
C000006079 [Member] | Reinsurance Group of America Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[3]
C000006079 [Member] | Kimco Realty Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[3]
C000006079 [Member] | Comfort Systems U S A Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[3]
C000006079 [Member] | Pinnacle Financial Partners Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[3]
C000006079 [Member] | Performance Food Group Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[3]
C000006079 [Member] | First Industrial Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[3]
C000006079 [Member] | Flex Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[3]
C000006079 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[4]
C000006079 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%	[4]
C000006079 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%	[4]
C000006079 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[4]
C000006079 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[4]
C000006079 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%	[4]
C000006079 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[4]
C000006079 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%	[4]
C000006079 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%	[4]
C000006079 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[4]
C000006079 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[4]
C000006079 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[4]
C000006079 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[4]
C000006081 [Member] | CubeSmart [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[5]
C000006081 [Member] | MasTec Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[5]
C000006081 [Member] | ExlService Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[5]
C000006081 [Member] | Reinsurance Group of America Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[5]
C000006081 [Member] | Kimco Realty Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[5]
C000006081 [Member] | Comfort Systems U S A Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[5]
C000006081 [Member] | Pinnacle Financial Partners Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[5]
C000006081 [Member] | Performance Food Group Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[5]
C000006081 [Member] | First Industrial Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[5]
C000006081 [Member] | Flex Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[5]
C000006081 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[6]
C000006081 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%	[6]
C000006081 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%	[6]
C000006081 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[6]
C000006081 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[6]
C000006081 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%	[6]
C000006081 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[6]
C000006081 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%	[6]
C000006081 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%	[6]
C000006081 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[6]
C000006081 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[6]
C000006081 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[6]
C000006081 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[6]
C000199765 [Member] | CubeSmart [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[7]
C000199765 [Member] | MasTec Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[7]
C000199765 [Member] | ExlService Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[7]
C000199765 [Member] | Reinsurance Group of America Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[7]
C000199765 [Member] | Kimco Realty Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[7]
C000199765 [Member] | Comfort Systems U S A Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[7]
C000199765 [Member] | Pinnacle Financial Partners Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[7]
C000199765 [Member] | Performance Food Group Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[7]
C000199765 [Member] | First Industrial Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[7]
C000199765 [Member] | Flex Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[7]
C000199765 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[8]
C000199765 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%	[8]
C000199765 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%	[8]
C000199765 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[8]
C000199765 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[8]
C000199765 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%	[8]
C000199765 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[8]
C000199765 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%	[8]
C000199765 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%	[8]
C000199765 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[8]
C000199765 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[8]
C000199765 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[8]
C000199765 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[8]
C000006083 [Member] | CubeSmart [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[9]
C000006083 [Member] | MasTec Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[9]
C000006083 [Member] | ExlService Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[9]
C000006083 [Member] | Reinsurance Group of America Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[9]
C000006083 [Member] | Kimco Realty Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[9]
C000006083 [Member] | Comfort Systems U S A Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[9]
C000006083 [Member] | Pinnacle Financial Partners Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[9]
C000006083 [Member] | Performance Food Group Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[9]
C000006083 [Member] | First Industrial Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[9]
C000006083 [Member] | Flex Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[9]
C000006083 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[10]
C000006083 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%	[10]
C000006083 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%	[10]
C000006083 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[10]
C000006083 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[10]
C000006083 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%	[10]
C000006083 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[10]
C000006083 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%	[10]
C000006083 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%	[10]
C000006083 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[10]
C000006083 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[10]
C000006083 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[10]
C000006083 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[10]

[1]	Excludes short-term securities.
[2]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[3]	Excludes short-term securities.
[4]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[5]	Excludes short-term securities.
[6]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[7]	Excludes short-term securities.
[8]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[9]	Excludes short-term securities.
[10]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.